SHAREHOLDERS' EQUITY - Cumulative Share-based Compensation Expense (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Equity-settled Long-term Incentive Plans
Share-Based Compensation
Recognized non-cash share-based compensation expense	CAD 40,376.0
Unrecognized cash share-based compensation expense	17,882.0
Fair value	58,258.0
Performance Shares
Share-Based Compensation
Recognized non-cash share-based compensation expense	28,053.0
Unrecognized cash share-based compensation expense	12,977.0
Fair value	CAD 41,030.0
Weighted-average remaining contractual term (years)	1 year 8 months 12 days
Restricted Stock Units (RSUs)
Share-Based Compensation
Recognized non-cash share-based compensation expense	CAD 12,323.0
Unrecognized cash share-based compensation expense	4,905.0
Fair value	CAD 17,228.0
Weighted-average remaining contractual term (years)	1 year 3 months 18 days